Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income (loss)	$ 85,723	$ 2,598	$ (29,112)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Finance lease revenue	(675)	(731)	(2,066)
Equity in (earnings) loss from unconsolidated subsidiary	54	(496)	(530)
Gain on sale of aircraft	(13,398)	(3,926)	(27,195)
Depreciation	144,084	133,227	120,452
Aircraft impairment	0	22,000	96,122
Amortization of debt discounts and debt issuance costs	9,455	7,955	9,375
Amortization of lease incentives	9,738	7,668	8,898
Amortization of lease premiums, discounts and other items	432	412	388
Amortization of acquisition fair value adjustments	1,239	1,223	1,621
Loss on modification and extinguishment of debt	2,474	23,309	9,246
Unrealized foreign exchange (gain) loss	(563)	2,305	(437)
Provision (benefit) for deferred income taxes	9,864	5,178	(9,158)
(Gain) loss on derivative instruments	(1,269)	(478)	76
Security deposits and maintenance payment liability recognized into earnings	(15,597)	(16,268)	(3,450)
Security deposits and maintenance payment claims applied towards operating lease revenue	0	0	(684)
Distributions from unconsolidated subsidiary	2,131	0	0
Cash receipts from maintenance rights	3,013	0	9,513
Maintenance rights recognized into earnings	0	465	0
Changes in operating assets and liabilities:
Rent receivables	(12,866)	(4,251)	(1,034)
Other assets	(4,119)	(2,599)	(1,134)
Payable to related parties	2,378	(10,126)	(17,163)
Accounts payable, accrued liabilities and other liabilities	18,982	11,588	(10,964)
Net cash flows provided by operating activities	241,080	179,053	152,764
Cash Flows from Investing Activities
Distributions from unconsolidated subsidiary	3,103	0	0
Rent received from finance lease	1,800	1,880	2,970
Investment in Horizon I Limited equity certificates	(5,747)	0	0
Purchase of flight equipment	(934,481)	(434,122)	(552,166)
Proceeds from sale of aircraft, net	177,702	21,750	430,867
Purchase price allocated to Portfolio B orderbook value	(80,450)	0	0
Payments for aircraft improvement	(6,779)	(7,357)	(2,230)
Payments for lessor maintenance obligations	(8,601)	(12,564)	(2,712)
Net cash flows used in investing activities	(853,453)	(430,413)	(123,271)
Cash Flows from Financing Activities
Security deposits received	15,042	7,196	920
Security deposits returned	(8,716)	(3,554)	(7,438)
Maintenance payment liability receipts	84,102	75,765	71,514
Maintenance payment liability disbursements	(15,495)	(14,303)	(10,951)
Net swap termination payments	1,801	0	(709)
Debt modification and extinguishment costs	301	(17,396)	(3,153)
Debt issuance costs	(3,619)	(1,464)	(2,552)
Proceeds from unsecured borrowings	0	295,150	0
Repayment of unsecured borrowings	0	(375,000)	0
Proceeds from secured borrowings	826,396	513,459	572,719
Repayment of secured borrowings	(482,703)	(326,909)	(448,346)
Net proceeds from issuance of shares	19,624	0	0
Shares repurchased	0	(57,286)	(40,257)
Net cash flows provided by financing activities	436,733	95,658	131,747
Effect of exchange rate changes on unrestricted and restricted cash and cash equivalents	(95)	430	(84)
Net increase (decrease) in unrestricted and restricted cash and cash equivalents	(175,735)	(155,272)	161,156
Unrestricted and restricted cash and cash equivalents at beginning of period	456,815	612,087	450,931
Unrestricted and restricted cash and cash equivalents at end of period	281,080	456,815	612,087
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents at end of period	180,211	329,105	517,964
Restricted cash and cash equivalents	100,869	127,710	94,123
Unrestricted and restricted cash and cash equivalents at end of period	$ 281,080	$ 456,815	$ 612,087